Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Effects of disposal on the consolidated balance sheet of the Group (Details) € in Thousands	12 Months Ended
Dec. 31, 2016 EUR (€)
Disclosure Of Income Statement [Abstract]
Property, plant and equipment	€ (7)
Trade and other receivables	(402)
Cash and cash equivalents	(232)
Current trade and other payables	768
Provisions	4
Net assets and liabilities	131
Consideration received, satisfied in cash	250
Cash and cash equivalents disposed of	(232)
Net cash inflows	€ 18